Document and Entity Information	May 18, 2020
Document and Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 18, 2020
Entity Registrant Name	CAPSTEAD MORTGAGE CORPORATION
Entity Central Index Key	0000766701
Entity Emerging Growth Company	false
Entity File Number	001-08896
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	75-2027937
Entity Address, Address Line One	8401 North Central Expressway
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	214
Local Phone Number	874-2323
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock ($0.01 par value) [Member]
Document and Entity Information [Line Items]
Title of each class	Common Stock ($0.01 par value)
Trading Symbols	CMO
Name of each exchange on which registered	NYSE
7.50% Series E Cumulative Redeemable Preferred Stock ($0.10 par value) [Member]
Document and Entity Information [Line Items]
Title of each class	7.50% Series E Cumulative Redeemable Preferred Stock ($0.10 par value)
Trading Symbols	CMOPRE
Name of each exchange on which registered	NYSE